UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

April 30, 2006

1.800336.102

EQU-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	664,000	$ 11,693
Johnson Controls, Inc.	688,300	56,131
		67,824
Automobiles - 1.2%
Ford Motor Co. (d)	1,809,900	12,579
General Motors Corp. (d)	1,752,100	40,088
Harley-Davidson, Inc.	599,900	30,499
Hyundai Motor Co.	450,610	39,607
Monaco Coach Corp.	454,000	6,320
Renault SA	554,800	64,397
Toyota Motor Corp. sponsored ADR	1,048,700	122,834
Winnebago Industries, Inc.	705,844	20,787
		337,111
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	3,770,000	30,349
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	199,200	8,815
McDonald's Corp.	1,812,400	62,655
		71,470
Household Durables - 1.1%
Koninklijke Philips Electronics NV (NY Shares)	341,300	11,768
Newell Rubbermaid, Inc.	6,110,700	167,555
Sony Corp. sponsored ADR	298,700	14,618
Whirlpool Corp.	1,130,548	101,467
		295,408
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	3,516,100	94,794
Media - 5.5%
CBS Corp. Class B	3,892,459	99,141
Clear Channel Communications, Inc.	6,895,500	196,729
Comcast Corp. Class A (a)	5,873,037	181,770
Discovery Holding Co. Class A (a)	893,225	13,309
Gannett Co., Inc.	402,700	22,149
Knight-Ridder, Inc.	727,500	45,105
Lagardere S.C.A. (Reg.)	195,697	16,172
Liberty Media Corp. Class A (a)	8,707,056	72,704
Live Nation, Inc. (a)	884,062	16,797
News Corp. Class A	2,737,884	46,982
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NTL, Inc. (a)	1,979,250	$ 54,390
The New York Times Co. Class A	2,255,655	55,918
The Reader's Digest Association, Inc. (non-vtg.)	3,608,507	49,725
The Walt Disney Co.	5,628,410	157,370
Time Warner, Inc.	14,118,790	245,667
Viacom, Inc. Class B (non-vtg.) (a)	3,533,059	140,722
Vivendi Universal SA sponsored ADR (d)	1,712,600	62,561
		1,477,211
Multiline Retail - 1.5%
Big Lots, Inc. (a)(e)	5,695,500	82,300
Dollar Tree Stores, Inc. (a)	3,270,900	85,272
Family Dollar Stores, Inc.	2,597,700	64,943
Federated Department Stores, Inc.	1,321,800	102,902
Kohl's Corp. (a)	797,200	44,516
Sears Holdings Corp. (a)	156,744	22,523
		402,456
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	2,594,300	96,845
Gap, Inc.	2,593,551	46,917
OfficeMax, Inc.	352,300	13,634
RadioShack Corp.	3,448,800	58,630
Tiffany & Co., Inc.	548,035	19,121
		235,147
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	1,323,678	51,690
VF Corp.	549,984	33,654
		85,344
TOTAL CONSUMER DISCRETIONARY		3,097,114
CONSUMER STAPLES - 5.5%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. (d)	2,977,800	132,750
Molson Coors Brewing Co. Class B	298,900	22,077
The Coca-Cola Co.	810,700	34,017
		188,844
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	6,491,000	292,290
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
Corn Products International, Inc.	1,502,200	$ 42,062
Kraft Foods, Inc. Class A	2,851,000	89,065
		131,127
Household Products - 1.6%
Colgate-Palmolive Co.	4,794,700	283,463
Kimberly-Clark Corp.	1,859,400	108,831
Procter & Gamble Co.	636,918	37,075
		429,369
Personal Products - 0.5%
Avon Products, Inc.	4,748,400	154,845
Tobacco - 1.1%
Altria Group, Inc.	4,101,900	300,095
TOTAL CONSUMER STAPLES		1,496,570
ENERGY - 12.8%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	2,700,500	218,281
BJ Services Co.	2,203,310	83,836
Halliburton Co.	1,533,600	119,851
Noble Corp.	1,556,680	122,884
Schlumberger Ltd. (NY Shares)	6,103,400	421,989
		966,841
Oil, Gas & Consumable Fuels - 9.2%
Apache Corp.	1,416,910	100,657
BP PLC sponsored ADR	4,914,304	362,282
Chevron Corp.	5,055,382	308,479
ConocoPhillips	1,852,200	123,912
Double Hull Tankers, Inc.	991,000	12,685
El Paso Corp.	2,516,500	32,488
EOG Resources, Inc.	574,800	40,368
Exxon Mobil Corp.	13,908,274	877,334
Kerr-McGee Corp.	350,800	35,031
Lukoil Oil Co. sponsored ADR	502,000	45,180
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA:
Series B	293,143	$ 80,919
sponsored ADR	3,338,403	460,766
		2,480,101
TOTAL ENERGY		3,446,942
FINANCIALS - 27.9%
Capital Markets - 4.1%
Ameriprise Financial, Inc.	1,462,800	71,736
Bank of New York Co., Inc.	6,865,334	241,316
Mellon Financial Corp.	3,732,500	140,454
Merrill Lynch & Co., Inc.	3,244,100	247,395
Morgan Stanley	4,337,960	278,931
Nomura Holdings, Inc.	2,361,800	53,566
State Street Corp.	1,109,897	72,498
		1,105,896
Commercial Banks - 7.8%
Bank of America Corp.	17,782,045	887,675
Comerica, Inc.	1,353,039	76,947
FirstRand Ltd.	8,004,688	26,361
KeyCorp	1,310,000	50,068
Kookmin Bank sponsored ADR	934,200	83,191
Lloyds TSB Group PLC	5,140,501	50,016
Marshall & Ilsley Corp.	1,006,700	46,026
Royal Bank of Scotland Group PLC	1,452,309	47,437
U.S. Bancorp, Delaware	3,603,502	113,294
Wachovia Corp.	7,038,066	421,228
Wells Fargo & Co.	4,461,368	306,451
		2,108,694
Consumer Finance - 0.6%
American Express Co.	2,910,300	156,603
Diversified Financial Services - 5.0%
CIT Group, Inc.	184,600	9,970
Citigroup, Inc.	13,910,985	694,854
JPMorgan Chase & Co.	14,117,249	640,641
		1,345,465
Insurance - 7.6%
ACE Ltd.	5,258,946	292,082
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Allianz AG sponsored ADR (d)	2,574,300	$ 43,068
Allstate Corp.	2,762,100	156,031
American International Group, Inc.	10,659,457	695,530
Genworth Financial, Inc. Class A (non-vtg.)	2,382,900	79,112
Hartford Financial Services Group, Inc.	2,208,000	202,981
MetLife, Inc. unit	2,020,300	56,609
Montpelier Re Holdings Ltd.	1,950,800	31,505
PartnerRe Ltd.	1,180,680	73,852
Swiss Reinsurance Co. (Reg.) (d)	780,344	56,939
The St. Paul Travelers Companies, Inc.	5,637,290	248,210
Willis Group Holdings Ltd.	1,612,400	56,676
XL Capital Ltd. Class A	902,880	59,491
		2,052,086
Real Estate - 0.5%
Developers Diversified Realty Corp.	707,500	37,639
Equity Office Properties Trust	1,349,070	43,575
Equity Residential (SBI)	1,318,400	59,157
		140,371
Thrifts & Mortgage Finance - 2.3%
Countrywide Financial Corp.	699,100	28,425
Fannie Mae	6,396,000	323,638
Freddie Mac	2,512,900	153,438
Golden West Financial Corp., Delaware	602,400	43,294
Sovereign Bancorp, Inc.	3,334,000	73,915
		622,710
TOTAL FINANCIALS		7,531,825
HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	6,130,597	231,124
Boston Scientific Corp. (a)	4,479,300	104,099
		335,223
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	942,800	63,498
UnitedHealth Group, Inc.	135,000	6,715
		70,213
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 5.7%
Abbott Laboratories	506,700	$ 21,656
Bristol-Myers Squibb Co.	5,549,000	140,834
Eli Lilly & Co.	701,400	37,118
GlaxoSmithKline PLC sponsored ADR	958,100	54,497
Johnson & Johnson	5,083,400	297,938
Merck & Co., Inc.	5,227,300	179,924
Novartis AG sponsored ADR	1,173,500	67,488
Pfizer, Inc.	14,249,600	360,942
Schering-Plough Corp.	8,080,500	156,115
Wyeth	4,761,800	231,757
		1,548,269
TOTAL HEALTH CARE		1,953,705
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.8%
EADS NV (d)	1,965,043	77,549
Honeywell International, Inc.	6,206,750	263,787
Lockheed Martin Corp.	2,744,100	208,277
The Boeing Co.	785,800	65,575
United Technologies Corp.	2,077,760	130,504
		745,692
Airlines - 0.1%
UAL Corp. (a)	676,994	24,379
Building Products - 0.2%
Masco Corp.	1,743,604	55,621
Commercial Services & Supplies - 0.7%
Cendant Corp.	4,647,300	81,002
Waste Management, Inc.	2,855,500	106,967
		187,969
Electrical Equipment - 0.4%
Emerson Electric Co.	1,214,200	103,146
Industrial Conglomerates - 3.1%
3M Co.	1,197,400	102,294
General Electric Co.	11,484,550	397,251
Textron, Inc.	785,800	70,683
Tyco International Ltd.	10,083,561	265,702
		835,930
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 3.0%
Briggs & Stratton Corp.	1,635,812	$ 55,192
Caterpillar, Inc.	1,711,600	129,637
Deere & Co.	576,100	50,570
Dover Corp.	2,809,300	139,763
Eaton Corp.	400,800	30,721
Illinois Tool Works, Inc.	362,600	37,239
Ingersoll-Rand Co. Ltd. Class A	3,517,892	153,908
Navistar International Corp. (a)	1,161,400	30,638
SPX Corp. (e)	3,487,800	190,957
		818,625
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	2,305,900	183,388
Laidlaw International, Inc.	649,300	16,070
Union Pacific Corp.	793,900	72,412
		271,870
TOTAL INDUSTRIALS		3,043,232
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	5,217,300	109,302
Lucent Technologies, Inc. (a)	12,106,400	33,777
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	8
Motorola, Inc.	5,489,070	117,192
		260,279
Computers & Peripherals - 2.1%
Dell, Inc. (a)	1,158,900	30,363
EMC Corp. (a)	4,335,100	58,567
Hewlett-Packard Co.	7,365,261	239,150
International Business Machines Corp.	2,367,800	194,965
Sun Microsystems, Inc. (a)	9,038,400	45,192
		568,237
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	956,200	36,737
Arrow Electronics, Inc. (a)	1,876,900	67,944
Avnet, Inc. (a)	3,641,100	95,215
Solectron Corp. (a)	13,619,800	54,479
		254,375
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
MoneyGram International, Inc.	2,184,309	$ 74,048
Office Electronics - 0.3%
Xerox Corp. (a)	6,352,700	89,192
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	2,804,800	106,358
Applied Materials, Inc.	5,094,000	91,437
Freescale Semiconductor, Inc.:
Class A (a)	193,600	6,122
Class B (a)	3,891,183	123,234
Intel Corp.	9,993,360	199,667
Micron Technology, Inc. (a)	4,093,800	69,472
Samsung Electronics Co. Ltd.	73,490	50,180
Teradyne, Inc. (a)	1,625,500	27,406
		673,876
Software - 1.0%
Microsoft Corp.	8,110,200	195,861
Oracle Corp. (a)	1,750,300	25,537
Symantec Corp. (a)	3,608,900	59,114
		280,512
TOTAL INFORMATION TECHNOLOGY		2,200,519
MATERIALS - 4.7%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	1,512,900	103,664
Ashland, Inc.	781,000	51,405
Bayer AG sponsored ADR (d)	650,800	29,384
Celanese Corp. Class A	1,873,000	41,112
Chemtura Corp.	4,955,665	60,459
Dow Chemical Co.	2,087,200	84,761
E.I. du Pont de Nemours & Co.	1,566,600	69,087
Georgia Gulf Corp.	1,697,360	50,344
Lyondell Chemical Co.	3,254,511	78,434
PolyOne Corp. (a)	2,729,700	24,240
Praxair, Inc.	453,405	25,450
Rohm & Haas Co.	500,700	25,335
Tronox, Inc. Class B (a)	70,735	1,224
		644,899
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Amcor Ltd.	4,282,900	$ 23,523
Smurfit-Stone Container Corp. (a)	5,604,421	72,577
		96,100
Metals & Mining - 1.3%
Alcan, Inc.	1,553,300	81,111
Alcoa, Inc.	5,803,476	196,041
Freeport-McMoRan Copper & Gold, Inc. Class B	570,530	36,845
Phelps Dodge Corp.	446,400	38,475
		352,472
Paper & Forest Products - 0.7%
International Paper Co.	2,674,000	97,200
Weyerhaeuser Co.	1,149,700	81,019
		178,219
TOTAL MATERIALS		1,271,690
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	17,972,244	471,053
BellSouth Corp.	10,911,201	368,580
Consolidated Communications Holdings, Inc.	950,100	14,442
Philippine Long Distance Telephone Co. sponsored ADR	1,521,600	60,484
Qwest Communications International, Inc. (a)	14,226,800	95,462
Telkom SA Ltd. sponsored ADR	553,700	52,336
Verizon Communications, Inc.	9,237,544	305,116
		1,367,473
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	6,146,200	152,426
Vodafone Group PLC sponsored ADR	3,473,400	82,320
		234,746
TOTAL TELECOMMUNICATION SERVICES		1,602,219
UTILITIES - 2.9%
Electric Utilities - 0.4%
Entergy Corp.	1,458,500	102,007
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	3,455,300	$ 58,636
TXU Corp.	1,920,822	95,330
		153,966
Multi-Utilities - 2.0%
Dominion Resources, Inc.	2,383,600	178,460
Duke Energy Corp.	2,212,100	64,416
NorthWestern Energy Corp.	600,600	21,099
Public Service Enterprise Group, Inc.	2,311,400	144,925
Wisconsin Energy Corp.	3,164,000	123,554
		532,454
TOTAL UTILITIES		788,427
TOTAL COMMON STOCKS (Cost $18,644,401)		26,432,243
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	976,600	27,081
General Motors Corp.:
Series B, 5.25%	863,700	14,234
Series C, 6.25%	577,800	10,470
		51,785
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	18,823
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	956,400	0
TOTAL CONSUMER DISCRETIONARY		70,608
FINANCIALS - 0.2%
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	323,900	9,607
The Chubb Corp. Series B, 7.00%	274,000	9,921
Travelers Property Casualty Corp. 4.50%	500,000	12,288
XL Capital Ltd. 6.50%	1,137,200	24,950
		56,766
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	429,200	$ 22,031
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	328,778	38,005
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	4,802
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $231,548)		192,212
Corporate Bonds - 0.6%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 18,844	9,799
Six Flags, Inc. 4.5% 5/15/15	8,460	13,494
		23,293
Media - 0.2%
Liberty Media Corp. 3.5% 1/15/31 (f)	24,460	24,705
News America, Inc. liquid yield option note 0% 2/28/21 (f)	49,080	29,163
		53,868
TOTAL CONSUMER DISCRETIONARY		77,161
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	11,750	14,717
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (f)	28,080	41,009
TOTAL CONVERTIBLE BONDS		132,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 31,600	$ 25,188
TOTAL CORPORATE BONDS (Cost $146,033)		158,075
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	171,971,585	171,972
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	246,277,775	246,278
TOTAL MONEY MARKET FUNDS (Cost $418,250)		418,250
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.69%, dated 4/28/06 due 5/1/06) (Cost $3,205)	$ 3,206	3,205
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $19,443,437)		27,203,985
NET OTHER ASSETS - (0.8)%		(209,822)
NET ASSETS - 100%		$ 26,994,163
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $94,877,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,304
Fidelity Securities Lending Cash Central Fund	527
Total	$ 1,831
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big Lots, Inc.	$ 76,149	$ -	$ -	$ -	$ 82,300
SPX Corp.	170,978	-	5,111	896	190,957
Total	$ 247,127	$ -	$ 5,111	$ 896	$ 273,257
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $19,456,440,000. Net unrealized appreciation aggregated $7,747,545,000, of which $8,700,080,000 related to appreciated investment securities and $952,535,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

April 30, 2006

1.800355.102

LCG-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Distributors - 2.0%
Building Material Holding Corp.	104,400	$ 3,489,048
Hotels, Restaurants & Leisure - 2.5%
Penn National Gaming, Inc. (a)	84,400	3,436,768
Pinnacle Entertainment, Inc. (a)	29,600	808,080
		4,244,848
Household Durables - 6.4%
D.R. Horton, Inc.	105,600	3,170,112
KB Home	42,600	2,622,882
Lennar Corp. Class A	49,800	2,735,514
Ryland Group, Inc.	38,100	2,404,491
		10,932,999
Multiline Retail - 0.6%
JCPenney Co., Inc.	15,400	1,008,084
Specialty Retail - 2.4%
Best Buy Co., Inc.	43,000	2,436,380
Lowe's Companies, Inc.	27,200	1,714,960
		4,151,340
TOTAL CONSUMER DISCRETIONARY		23,826,319
CONSUMER STAPLES - 10.8%
Beverages - 3.7%
Coca-Cola Enterprises, Inc.	40,700	794,871
Hansen Natural Corp. (a)(d)	29,700	3,844,962
PepsiCo, Inc.	30,100	1,753,024
		6,392,857
Food & Staples Retailing - 2.5%
BJ's Wholesale Club, Inc. (a)	22,300	682,826
Costco Wholesale Corp.	9,600	522,528
CVS Corp.	25,600	760,832
Wal-Mart Stores, Inc.	32,600	1,467,978
Walgreen Co.	21,700	909,881
		4,344,045
Food Products - 2.4%
General Mills, Inc.	57,300	2,827,182
Seaboard Corp.	859	1,324,578
		4,151,760
Household Products - 0.3%
Procter & Gamble Co.	8,882	517,021
Tobacco - 1.9%
Altria Group, Inc.	44,100	3,226,356
TOTAL CONSUMER STAPLES		18,632,039
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
ConocoPhillips	20,100	1,344,690
Devon Energy Corp.	10,900	655,199
Exxon Mobil Corp.	44,700	2,819,676

	Shares	Value
Sunoco, Inc.	20,700	$ 1,677,528
Valero Energy Corp.	7,500	485,550
		6,982,643
FINANCIALS - 6.9%
Capital Markets - 1.3%
TD Ameritrade Holding Corp.	116,400	2,160,384
Commercial Banks - 0.8%
Wells Fargo & Co.	21,100	1,449,359
Insurance - 3.5%
Fidelity National Financial, Inc.	87,900	3,690,042
Prudential Financial, Inc.	16,700	1,304,771
The Chubb Corp.	19,600	1,010,184
		6,004,997
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc.	36,700	2,301,824
TOTAL FINANCIALS		11,916,564
HEALTH CARE - 17.3%
Biotechnology - 7.2%
Amgen, Inc. (a)	4,900	331,730
Biogen Idec, Inc. (a)	38,500	1,726,725
Genentech, Inc. (a)	27,300	2,176,083
Gilead Sciences, Inc. (a)	84,200	4,841,500
Neurocrine Biosciences, Inc. (a)	10,600	608,016
United Therapeutics Corp. (a)	43,800	2,608,290
		12,292,344
Health Care Equipment & Supplies - 0.8%
Stryker Corp.	33,700	1,474,375
Health Care Providers & Services - 6.7%
Aetna, Inc.	113,400	4,365,900
Cerner Corp. (a)	9,600	380,640
CIGNA Corp.	14,200	1,519,400
Humana, Inc. (a)	17,300	781,614
UnitedHealth Group, Inc.	76,100	3,785,214
WellPoint, Inc. (a)	9,100	646,100
		11,478,868
Pharmaceuticals - 2.6%
Endo Pharmaceuticals Holdings, Inc. (a)	75,100	2,361,895
Johnson & Johnson	35,700	2,092,377
		4,454,272
TOTAL HEALTH CARE		29,699,859
INDUSTRIALS - 14.1%
Airlines - 2.5%
AMR Corp. (a)	101,000	2,488,640
Southwest Airlines Co.	111,800	1,813,396
		4,302,036
Electrical Equipment - 0.2%
Energy Conversion Devices, Inc. (a)	7,000	350,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.2%
General Electric Co.	110,000	$ 3,804,900
Machinery - 4.6%
Deere & Co.	21,500	1,887,270
JLG Industries, Inc.	29,200	837,456
Joy Global, Inc.	36,950	2,427,246
Manitowoc Co., Inc.	52,700	2,613,393
		7,765,365
Road & Rail - 4.6%
Burlington Northern Santa Fe Corp.	18,500	1,471,305
CSX Corp.	32,500	2,225,925
Norfolk Southern Corp.	78,450	4,236,300
		7,933,530
TOTAL INDUSTRIALS		24,155,901
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 1.1%
QUALCOMM, Inc.	35,900	1,843,106
Computers & Peripherals - 14.5%
Apple Computer, Inc. (a)	107,800	7,588,041
Hewlett-Packard Co.	137,700	4,471,119
Komag, Inc. (a)	77,400	3,253,896
Seagate Technology (d)	167,500	4,448,800
Western Digital Corp. (a)	244,800	5,150,592
		24,912,448
Internet Software & Services - 0.3%
Google, Inc. Class A (sub. vtg.) (a)	1,400	585,116
Semiconductors & Semiconductor Equipment - 9.1%
Conexant Systems, Inc. (a)	555,600	1,966,824
Cymer, Inc. (a)	45,200	2,336,388
Marvell Technology Group Ltd. (a)	36,100	2,060,949
MEMC Electronic Materials, Inc. (a)	68,500	2,781,100
NVIDIA Corp. (a)	104,100	3,041,802
SiRF Technology Holdings, Inc. (a)	38,700	1,321,605
Texas Instruments, Inc.	61,000	2,117,310
		15,625,978
Software - 3.0%
Autodesk, Inc.	75,600	3,178,224
Microsoft Corp.	82,700	1,997,205
		5,175,429
TOTAL INFORMATION TECHNOLOGY		48,142,077

	Shares	Value
MATERIALS - 2.3%
Metals & Mining - 2.3%
Phelps Dodge Corp.	45,700	$ 3,938,883
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Qwest Communications International, Inc. (a)	172,800	1,159,488
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
TXU Corp.	19,900	987,637
TOTAL COMMON STOCKS (Cost $153,346,189)		169,441,410
Investment Companies - 0.8%

iShares Russell 1000 Growth Index Fund (Cost $1,344,574)	25,600	1,346,560
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 4.8% (b)	1,576,513	1,576,513
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	3,473,050	3,473,050
TOTAL MONEY MARKET FUNDS (Cost $5,049,563)		5,049,563
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $159,740,326)	175,837,533
NET OTHER ASSETS - (2.4)%	(4,168,567)
NET ASSETS - 100%	$ 171,668,966
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,976
Fidelity Securities Lending Cash Central Fund	9,408
Total	$ 37,384
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $160,461,435. Net unrealized appreciation aggregated $15,376,098, of which $21,202,890 related to appreciated investment securities and $5,826,792 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value Fund

April 30, 2006

1.800356.102

LCV-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.1%
TRW Automotive Holdings Corp. (a)	38,400	$ 851,712
Diversified Consumer Services - 1.4%
Career Education Corp. (a)	266,300	9,818,481
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	336,700	11,639,719
Household Durables - 2.4%
Ryland Group, Inc.	101,800	6,424,598
Toll Brothers, Inc. (a)	104,500	3,359,675
Whirlpool Corp.	81,800	7,341,550
		17,125,823
Multiline Retail - 2.5%
JCPenney Co., Inc.	187,500	12,273,750
Nordstrom, Inc.	131,200	5,028,896
		17,302,646
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	30,200	1,833,744
TOTAL CONSUMER DISCRETIONARY		58,572,125
CONSUMER STAPLES - 5.2%
Beverages - 0.4%
The Coca-Cola Co.	62,300	2,614,108
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	312,700	9,574,874
Safeway, Inc.	38,900	977,557
		10,552,431
Food Products - 1.7%
General Mills, Inc.	240,900	11,886,006
Tobacco - 1.6%
Altria Group, Inc.	156,900	11,478,804
TOTAL CONSUMER STAPLES		36,531,349
ENERGY - 13.9%
Oil, Gas & Consumable Fuels - 13.9%
ConocoPhillips	224,663	15,029,955
Devon Energy Corp.	205,000	12,322,550
Exxon Mobil Corp.	669,600	42,238,367
Occidental Petroleum Corp.	50,800	5,219,192
Sunoco, Inc.	127,400	10,324,496
Tesoro Corp.	129,300	9,040,656
Valero Energy Corp.	61,400	3,975,036
		98,150,252
FINANCIALS - 36.8%
Capital Markets - 7.6%
Bank of New York Co., Inc.	115,800	4,070,370
Goldman Sachs Group, Inc.	36,200	5,802,498
Mellon Financial Corp.	230,400	8,669,952

	Shares	Value
Merrill Lynch & Co., Inc.	93,300	$ 7,115,058
Morgan Stanley	203,800	13,104,340
Raymond James Financial, Inc.	247,550	7,513,143
TD Ameritrade Holding Corp.	383,100	7,110,336
		53,385,697
Commercial Banks - 6.0%
AmSouth Bancorp.	74,300	2,150,242
Bank of America Corp.	454,700	22,698,624
Comerica, Inc.	62,900	3,577,123
U.S. Bancorp, Delaware	84,600	2,659,824
Wells Fargo & Co.	159,010	10,922,397
		42,008,210
Diversified Financial Services - 7.7%
CIT Group, Inc.	183,700	9,921,637
Citigroup, Inc.	625,660	31,251,717
JPMorgan Chase & Co.	293,200	13,305,416
		54,478,770
Insurance - 12.2%
ACE Ltd.	68,800	3,821,152
AFLAC, Inc.	87,100	4,140,734
AMBAC Financial Group, Inc.	48,600	4,002,696
American International Group, Inc.	143,600	9,369,900
Assurant, Inc.	145,700	7,018,369
Fidelity National Financial, Inc.	112,100	4,705,958
Genworth Financial, Inc. Class A (non-vtg.)	164,900	5,474,680
HCC Insurance Holdings, Inc.	322,100	10,787,129
Lincoln National Corp.	155,500	9,031,440
Philadelphia Consolidated Holdings Corp. (a)	227,667	7,542,608
Prudential Financial, Inc.	54,000	4,219,020
The Chubb Corp.	81,500	4,200,510
The St. Paul Travelers Companies, Inc.	32,800	1,444,184
W.R. Berkley Corp.	274,000	10,253,080
		86,011,460
Real Estate - 1.2%
Trizec Properties, Inc.	243,900	6,102,378
Weingarten Realty Investors (SBI)	56,500	2,226,665
		8,329,043
Thrifts & Mortgage Finance - 2.1%
MGIC Investment Corp.	47,500	3,358,250
Radian Group, Inc.	167,100	10,480,512
The PMI Group, Inc.	16,800	775,320
		14,614,082
TOTAL FINANCIALS		258,827,262
HEALTH CARE - 6.4%
Health Care Providers & Services - 2.7%
Aetna, Inc.	182,800	7,037,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmerisourceBergen Corp.	95,800	$ 4,133,770
McKesson Corp.	154,500	7,507,155
		18,678,725
Pharmaceuticals - 3.7%
King Pharmaceuticals, Inc. (a)	549,900	9,562,761
Merck & Co., Inc.	73,300	2,522,986
Pfizer, Inc.	565,500	14,324,115
		26,409,862
TOTAL HEALTH CARE		45,088,587
INDUSTRIALS - 7.2%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	60,400	3,803,992
Raytheon Co.	235,600	10,430,012
		14,234,004
Airlines - 1.3%
Southwest Airlines Co.	552,300	8,958,306
Machinery - 2.2%
Cummins, Inc.	80,700	8,433,150
Deere & Co.	30,600	2,686,068
Parker Hannifin Corp.	50,200	4,068,710
		15,187,928
Road & Rail - 1.7%
CSX Corp.	63,300	4,335,417
Norfolk Southern Corp.	142,900	7,716,600
		12,052,017
TOTAL INDUSTRIALS		50,432,255
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.7%
Motorola, Inc.	239,500	5,113,325
Computers & Peripherals - 3.0%
Hewlett-Packard Co.	530,100	17,212,347
Seagate Technology	132,300	3,513,888
		20,726,235
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (a)	36,800	1,190,480

	Shares	Value
LSI Logic Corp. (a)	182,700	$ 1,945,755
Micron Technology, Inc. (a)	264,600	4,490,262
		7,626,497
TOTAL INFORMATION TECHNOLOGY		33,466,057
MATERIALS - 4.6%
Chemicals - 0.3%
Rohm & Haas Co.	49,300	2,494,580
Metals & Mining - 3.2%
Nucor Corp.	110,900	12,068,138
Phelps Dodge Corp.	86,800	7,481,292
United States Steel Corp.	39,400	2,698,900
		22,248,330
Paper & Forest Products - 1.1%
Louisiana-Pacific Corp.	270,400	7,457,632
TOTAL MATERIALS		32,200,542
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	232,500	6,093,825
CenturyTel, Inc.	53,500	2,016,950
Qwest Communications International, Inc. (a)	1,686,200	11,314,402
Verizon Communications, Inc.	294,600	9,730,638
		29,155,815
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp.	282,200	6,998,560
TOTAL TELECOMMUNICATION SERVICES		36,154,375
UTILITIES - 6.1%
Electric Utilities - 1.5%
Edison International	254,100	10,268,181
Gas Utilities - 1.5%
ONEOK, Inc.	132,200	4,363,922
Questar Corp.	10,100	808,505
UGI Corp.	258,200	5,783,680
		10,956,107
Independent Power Producers & Energy Traders - 2.9%
AES Corp. (a)	496,500	8,425,605
NRG Energy, Inc. (a)	50,800	2,417,572
TXU Corp.	189,200	9,389,996
		20,233,173
Multi-Utilities - 0.2%
PG&E Corp.	41,430	1,650,571
TOTAL UTILITIES		43,108,032
TOTAL COMMON STOCKS (Cost $630,785,238)		692,530,836
Investment Companies - 1.0%
	Shares	Value
iShares Russell 1000 Value Index Fund (Cost $6,562,096)	88,600	$ 6,625,508
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 4.8% (b) (Cost $6,441,940)	6,441,940	6,441,940
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $643,789,274)	705,598,284
NET OTHER ASSETS - (0.3)%	(1,779,091)
NET ASSETS - 100%	$ 703,819,193
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,241
Fidelity Securities Lending Cash Central Fund	6,244
Total	$ 95,485
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $645,381,655. Net unrealized appreciation aggregated $60,216,629, of which $70,002,513 related to appreciated investment securities and $9,785,884 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

April 30, 2006

1.800358.102

MCG-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 20.9%
Automobiles - 0.4%
Harley-Davidson, Inc.	35,700	$ 1,814,988
Distributors - 2.0%
Building Material Holding Corp.	290,500	9,708,510
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	20,700	763,209
Hotels, Restaurants & Leisure - 6.3%
Isle of Capri Casinos, Inc. (a)	183,065	5,711,628
Monarch Casino & Resort, Inc. (a)	163,600	5,150,128
Penn National Gaming, Inc. (a)	311,100	12,667,992
Pinnacle Entertainment, Inc. (a)	246,000	6,715,800
		30,245,548
Household Durables - 5.0%
D.R. Horton, Inc.	269,766	8,098,375
KB Home	106,400	6,551,048
Lennar Corp. Class A	54,500	2,993,685
Ryland Group, Inc.	103,300	6,519,263
		24,162,371
Media - 2.1%
EchoStar Communications Corp. Class A (a)	151,100	4,668,990
Interactive Data Corp.	34,700	772,769
Navarre Corp. (a)(d)	46,300	182,422
R.H. Donnelley Corp. (a)	5,500	308,715
The Reader's Digest Association, Inc. (non-vtg.)	18,800	259,064
TiVo, Inc. (a)(d)	478,354	3,970,338
Triple Crown Media, Inc. (a)	8,660	46,418
		10,208,716
Multiline Retail - 3.3%
Federated Department Stores, Inc.	14,100	1,097,685
JCPenney Co., Inc.	115,400	7,554,084
Nordstrom, Inc.	192,800	7,390,024
		16,041,793
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. (a)	68,500	2,626,975
The Men's Wearhouse, Inc.	40,100	1,421,144
TJX Companies, Inc.	17,900	431,927
Urban Outfitters, Inc. (a)	124,500	2,888,400
		7,368,446
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	5,000	336,800
TOTAL CONSUMER DISCRETIONARY		100,650,381
CONSUMER STAPLES - 2.1%
Beverages - 0.6%
Hansen Natural Corp. (a)(d)	24,100	3,119,986
Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc. (a)	46,500	1,423,830

	Shares	Value
Food Products - 0.4%
Seaboard Corp.	1,230	$ 1,896,660
Personal Products - 0.8%
Playtex Products, Inc. (a)	328,300	3,680,243
TOTAL CONSUMER STAPLES		10,120,719
ENERGY - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	13,700	1,436,034
Devon Energy Corp.	74,000	4,448,140
Frontier Oil Corp.	200,500	12,136,265
Giant Industries, Inc. (a)	97,900	7,037,052
Holly Corp.	90,700	6,999,319
Sunoco, Inc.	83,900	6,799,256
Tesoro Corp.	91,300	6,383,696
Ultra Petroleum Corp. (a)	60,000	3,837,600
		49,077,362
FINANCIALS - 9.0%
Capital Markets - 1.7%
American Capital Strategies Ltd.	31,500	1,096,830
Greenhill & Co., Inc.	21,300	1,510,596
Legg Mason, Inc.	11,950	1,415,836
T. Rowe Price Group, Inc.	10,600	892,414
TD Ameritrade Holding Corp.	176,400	3,273,984
		8,189,660
Commercial Banks - 0.1%
Synovus Financial Corp.	15,500	434,000
Consumer Finance - 0.3%
CompuCredit Corp. (a)	36,700	1,466,165
Diversified Financial Services - 0.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	1,800	824,400
Moody's Corp.	10,800	669,708
		1,494,108
Insurance - 2.3%
Fidelity National Financial, Inc.	251,800	10,570,564
Philadelphia Consolidated Holdings Corp. (a)	22,000	728,860
		11,299,424
Real Estate - 1.7%
Consolidated-Tomoka Land Co.	400	24,472
Host Marriott Corp.	69,500	1,460,890
Jones Lang LaSalle, Inc.	41,700	3,534,492
Vornado Realty Trust	32,700	3,127,428
		8,147,282
Thrifts & Mortgage Finance - 2.6%
Radian Group, Inc.	199,400	12,506,368
TOTAL FINANCIALS		43,537,007
Common Stocks - continued
	Shares	Value
HEALTH CARE - 15.3%
Biotechnology - 4.2%
Biogen Idec, Inc. (a)	75,100	$ 3,368,235
Gilead Sciences, Inc. (a)	166,400	9,568,000
MedImmune, Inc. (a)	33,500	1,054,245
United Therapeutics Corp. (a)	104,800	6,240,840
		20,231,320
Health Care Equipment & Supplies - 2.5%
American Medical Systems Holdings, Inc. (a)	197,400	4,384,254
LifeCell Corp. (a)	204,578	5,531,789
ResMed, Inc. (a)	44,200	1,907,230
		11,823,273
Health Care Providers & Services - 6.1%
Aetna, Inc.	225,100	8,666,350
CIGNA Corp.	77,600	8,303,200
Gentiva Health Services, Inc. (a)	96,500	1,634,710
Healthways, Inc. (a)	42,820	2,100,749
Per-Se Technologies, Inc. (a)	39,500	1,104,025
Pharmaceutical Product Development, Inc.	192,800	6,915,736
UnitedHealth Group, Inc.	17,300	860,502
		29,585,272
Pharmaceuticals - 2.5%
Alpharma, Inc. Class A	84,800	2,226,000
Barr Pharmaceuticals, Inc. (a)	24,100	1,459,255
Endo Pharmaceuticals Holdings, Inc. (a)	187,800	5,906,310
Forest Laboratories, Inc. (a)	18,400	742,992
Impax Laboratories, Inc. (a)	169,900	1,571,575
		11,906,132
TOTAL HEALTH CARE		73,545,997
INDUSTRIALS - 12.6%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	16,500	731,775
Airlines - 2.5%
AMR Corp. (a)	88,700	2,185,568
Mesa Air Group, Inc. (a)(d)	193,400	2,036,502
Southwest Airlines Co.	482,100	7,819,662
		12,041,732
Building Products - 0.7%
Lennox International, Inc.	102,600	3,347,838
Commercial Services & Supplies - 2.2%
Clean Harbors, Inc. (a)	28,800	828,864
CoStar Group, Inc. (a)	28,200	1,591,890
Dun & Bradstreet Corp. (a)	41,000	3,157,820
Equifax, Inc.	29,400	1,133,076
Resources Connection, Inc. (a)	142,165	3,824,239
		10,535,889

	Shares	Value
Electrical Equipment - 1.1%
Energy Conversion Devices, Inc. (a)	73,400	$ 3,670,734
Rockwell Automation, Inc.	21,300	1,543,398
		5,214,132
Industrial Conglomerates - 0.3%
Walter Industries, Inc.	22,000	1,459,260
Machinery - 5.1%
Astec Industries, Inc. (a)	63,600	2,502,660
Cummins, Inc.	13,100	1,368,950
Ingersoll-Rand Co. Ltd. Class A	25,600	1,120,000
Joy Global, Inc.	194,300	12,763,567
Manitowoc Co., Inc.	142,100	7,046,739
		24,801,916
Road & Rail - 0.6%
Norfolk Southern Corp.	51,200	2,764,800
TOTAL INDUSTRIALS		60,897,342
INFORMATION TECHNOLOGY - 22.1%
Computers & Peripherals - 10.5%
Apple Computer, Inc. (a)	180,200	12,684,278
Emulex Corp. (a)	19,000	344,850
Komag, Inc. (a)	194,800	8,189,392
QLogic Corp. (a)	144,900	3,015,369
Seagate Technology (d)	467,700	12,422,112
Western Digital Corp. (a)	669,000	14,075,759
		50,731,760
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	21,400	1,361,254
Semiconductors & Semiconductor Equipment - 8.0%
Broadcom Corp. Class A (a)	23,800	978,418
Conexant Systems, Inc. (a)(d)	1,675,600	5,931,624
Cymer, Inc. (a)	53,000	2,739,570
Intevac, Inc. (a)	49,000	1,376,900
Lam Research Corp. (a)	39,161	1,914,190
Marvell Technology Group Ltd. (a)	38,500	2,197,965
MEMC Electronic Materials, Inc. (a)	180,500	7,328,300
Microchip Technology, Inc.	26,300	979,938
NVIDIA Corp. (a)	350,900	10,253,298
SiRF Technology Holdings, Inc. (a)	138,900	4,743,435
		38,443,638
Software - 3.3%
Ansoft Corp. (a)	95,700	4,228,026
Autodesk, Inc.	279,300	11,741,772
		15,969,798
TOTAL INFORMATION TECHNOLOGY		106,506,450
MATERIALS - 3.4%
Metals & Mining - 3.4%
Carpenter Technology Corp.	9,200	1,094,340
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	45,100	$ 2,453,440
Freeport-McMoRan Copper & Gold, Inc. Class B	12,600	813,708
Nucor Corp.	45,900	4,994,838
Phelps Dodge Corp.	34,500	2,973,555
Quanex Corp.	100,000	4,276,000
		16,605,881
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	46,905	1,601,337
NII Holdings, Inc. (a)	83,791	5,019,081
		6,620,418
UTILITIES - 0.7%
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	187,800	3,186,966
TOTAL COMMON STOCKS (Cost $421,120,869)		470,748,523
Investment Companies - 1.3%

iShares Russell Midcap Growth Index Fund (Cost $6,328,401)	62,200	6,309,568
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 4.8% (b)	7,413,598	$ 7,413,598
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	9,605,600	9,605,600
TOTAL MONEY MARKET FUNDS (Cost $17,019,198)		17,019,198
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $444,468,468)	494,077,289
NET OTHER ASSETS - (2.6)%	(12,388,352)
NET ASSETS - 100%	$ 481,688,937
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,702
Fidelity Securities Lending Cash Central Fund	18,550
Total	$ 142,252
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $445,204,263. Net unrealized appreciation aggregated $48,873,026, of which $63,227,986 related to appreciated investment securities and $14,354,960 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

April 30, 2006

1.800359.102

MCV-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	43,300	$ 960,394
Diversified Consumer Services - 1.4%
Career Education Corp. (a)	161,200	5,943,444
Hotels, Restaurants & Leisure - 0.5%
Penn National Gaming, Inc. (a)	49,900	2,031,928
Household Durables - 5.6%
Black & Decker Corp.	29,900	2,798,939
Newell Rubbermaid, Inc.	149,000	4,085,580
Ryland Group, Inc.	76,500	4,827,915
Toll Brothers, Inc. (a)	156,600	5,034,690
Whirlpool Corp.	71,600	6,426,100
		23,173,224
Multiline Retail - 3.0%
JCPenney Co., Inc.	129,600	8,483,616
Nordstrom, Inc.	104,700	4,013,151
		12,496,767
Textiles, Apparel & Luxury Goods - 0.6%
Polo Ralph Lauren Corp. Class A	41,000	2,489,520
TOTAL CONSUMER DISCRETIONARY		47,095,277
CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 4.1%
BJ's Wholesale Club, Inc. (a)	188,800	5,781,056
Kroger Co.	257,200	5,210,872
Safeway, Inc.	245,600	6,171,928
		17,163,856
Food Products - 2.6%
Archer-Daniels-Midland Co.	221,900	8,063,846
Del Monte Foods Co.	128,400	1,497,144
Hormel Foods Corp.	41,300	1,386,028
		10,947,018
Personal Products - 0.4%
Playtex Products, Inc. (a)	155,600	1,744,276
Tobacco - 0.5%
Reynolds American, Inc.	17,100	1,875,015
TOTAL CONSUMER STAPLES		31,730,165
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	19,000	1,991,580
Devon Energy Corp.	33,300	2,001,663
Kerr-McGee Corp.	23,600	2,356,696
Sunoco, Inc.	83,700	6,783,048
Tesoro Corp.	88,600	6,194,912
		19,327,899

	Shares	Value
FINANCIALS - 32.2%
Capital Markets - 4.5%
Mellon Financial Corp.	191,700	$ 7,213,671
Raymond James Financial, Inc.	191,000	5,796,850
TD Ameritrade Holding Corp.	312,100	5,792,576
		18,803,097
Commercial Banks - 2.6%
AmSouth Bancorp.	144,600	4,184,724
Colonial Bancgroup, Inc.	64,700	1,677,671
Comerica, Inc.	50,800	2,888,996
Texas Regional Bancshares, Inc. Class A	71,500	2,049,905
		10,801,296
Diversified Financial Services - 1.8%
CIT Group, Inc.	142,400	7,691,024
Insurance - 18.1%
ACE Ltd.	60,400	3,354,616
AMBAC Financial Group, Inc.	41,570	3,423,705
American Financial Group, Inc., Ohio	107,900	4,777,812
Assurant, Inc.	107,000	5,154,190
Fidelity National Financial, Inc.	145,900	6,124,882
Genworth Financial, Inc. Class A (non-vtg.)	225,700	7,493,240
HCC Insurance Holdings, Inc.	195,400	6,543,946
Lincoln National Corp.	166,300	9,658,704
Old Republic International Corp.	203,075	4,518,419
Philadelphia Consolidated Holdings Corp. (a)	185,300	6,138,989
SAFECO Corp.	46,300	2,402,970
The Chubb Corp.	119,060	6,136,352
UnumProvident Corp.	113,500	2,305,185
W.R. Berkley Corp.	188,850	7,066,767
		75,099,777
Real Estate - 2.0%
Trizec Properties, Inc.	196,500	4,916,430
Weingarten Realty Investors (SBI)	83,600	3,294,676
		8,211,106
Thrifts & Mortgage Finance - 3.2%
Astoria Financial Corp.	26,400	826,848
MGIC Investment Corp.	63,000	4,454,100
Radian Group, Inc.	119,900	7,520,128
The PMI Group, Inc.	12,100	558,415
		13,359,491
TOTAL FINANCIALS		133,965,791
HEALTH CARE - 4.4%
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	109,200	4,711,980
CIGNA Corp.	24,200	2,589,400
McKesson Corp.	108,700	5,281,733
		12,583,113
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.4%
King Pharmaceuticals, Inc. (a)	335,300	$ 5,830,867
TOTAL HEALTH CARE		18,413,980
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc. (a)	28,120	2,249,319
Precision Castparts Corp.	66,500	4,188,170
		6,437,489
Airlines - 1.1%
Southwest Airlines Co.	271,000	4,395,620
Commercial Services & Supplies - 0.5%
Manpower, Inc.	30,800	2,006,620
Electrical Equipment - 0.4%
Thomas & Betts Corp. (a)	27,300	1,554,735
Industrial Conglomerates - 0.3%
Teleflex, Inc.	20,300	1,324,372
Machinery - 1.9%
Cummins, Inc.	44,600	4,660,700
Parker Hannifin Corp.	25,800	2,091,090
Terex Corp. (a)	13,300	1,151,115
		7,902,905
Road & Rail - 2.7%
CSX Corp.	67,500	4,623,075
Norfolk Southern Corp.	120,200	6,490,800
		11,113,875
TOTAL INDUSTRIALS		34,735,616
INFORMATION TECHNOLOGY - 8.6%
Computers & Peripherals - 0.7%
Seagate Technology	107,000	2,841,920
Electronic Equipment & Instruments - 1.6%
Arrow Electronics, Inc. (a)	182,300	6,599,260
IT Services - 0.8%
Ceridian Corp. (a)	145,300	3,520,619
Office Electronics - 0.8%
Xerox Corp. (a)	238,600	3,349,944
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	137,280	4,441,008
LSI Logic Corp. (a)	228,600	2,434,590
Micron Technology, Inc. (a)	461,800	7,836,746
NVIDIA Corp. (a)	81,600	2,384,352
		17,096,696

	Shares	Value
Software - 0.6%
BMC Software, Inc. (a)	117,600	$ 2,533,104
TOTAL INFORMATION TECHNOLOGY		35,941,543
MATERIALS - 7.9%
Chemicals - 1.8%
Airgas, Inc.	41,300	1,670,585
Eastman Chemical Co.	34,500	1,875,075
Rohm & Haas Co.	68,600	3,471,160
Valspar Corp.	20,300	574,490
		7,591,310
Containers & Packaging - 0.2%
Ball Corp.	16,700	667,666
Metals & Mining - 4.3%
Nucor Corp.	89,800	9,772,036
Phelps Dodge Corp.	66,700	5,748,873
United States Steel Corp.	38,100	2,609,850
		18,130,759
Paper & Forest Products - 1.6%
Louisiana-Pacific Corp.	238,700	6,583,346
TOTAL MATERIALS		32,973,081
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
CenturyTel, Inc.	43,400	1,636,180
Qwest Communications International, Inc. (a)	651,100	4,368,881
		6,005,061
UTILITIES - 12.5%
Electric Utilities - 2.2%
Edison International	225,800	9,124,578
Gas Utilities - 3.5%
ONEOK, Inc.	180,900	5,971,509
Questar Corp.	27,100	2,169,355
UGI Corp.	290,100	6,498,240
		14,639,104
Independent Power Producers & Energy Traders - 4.7%
AES Corp. (a)	374,100	6,348,477
NRG Energy, Inc. (a)	137,000	6,519,830
TXU Corp.	136,300	6,764,569
		19,632,876
Multi-Utilities - 2.1%
PG&E Corp.	114,700	4,569,648
Wisconsin Energy Corp.	98,300	3,838,615
		8,408,263
TOTAL UTILITIES		51,804,821
TOTAL COMMON STOCKS (Cost $373,297,196)		411,993,234
Investment Companies - 0.4%
	Shares	Value
iShares Russell Midcap Value Index Fund (Cost $1,731,920)	12,900	$ 1,738,662
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 4.8% (b) (Cost $2,821,274)	2,821,274	2,821,274
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $377,850,390)	416,553,170
NET OTHER ASSETS - (0.1)%	(567,350)
NET ASSETS - 100%	$ 415,985,820
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,314
Fidelity Securities Lending Cash Central Fund	2,553
Total	$ 41,867
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $378,274,590. Net unrealized appreciation aggregated $38,278,580, of which $46,623,082 related to appreciated investment securities and $8,344,502 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

April 30, 2006

1.800354.102

SFB-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Alabama - 0.3%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	$ 1,280,000	$ 1,298,010
Arizona - 1.7%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,339,700
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	732,983
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,035,620
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (American Cap. Access Corp. Insured)	1,335,000	1,401,670
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,336,284
		6,846,257
Arkansas - 0.3%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	1,095,196
California - 12.3%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,000,000	2,132,660
5.5% 5/1/15 (AMBAC Insured)	600,000	651,276
6% 5/1/14 (MBIA Insured)	1,500,000	1,672,020
California Econ. Recovery Series A:
5% 7/1/15 (MBIA Insured)	1,000,000	1,061,840
5.25% 7/1/13 (MBIA Insured)	1,000,000	1,080,350
5.25% 7/1/14 (FGIC Insured)	400,000	433,052
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,048,050
5% 2/1/11	1,000,000	1,048,050
5% 12/1/11 (MBIA Insured)	2,000,000	2,122,640
5% 3/1/15	1,000,000	1,053,160
5.25% 2/1/14	1,000,000	1,068,800
5.25% 2/1/15	1,240,000	1,318,926
5.25% 2/1/16	500,000	531,505
5.25% 2/1/28	500,000	520,730
5.25% 2/1/33	1,200,000	1,245,408
5.25% 12/1/33	3,300,000	3,445,497
5.25% 4/1/34	1,300,000	1,355,458
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	537,600
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (d)	$ 100,000	$ 106,824
5.5% 4/1/30	2,100,000	2,251,389
5.5% 11/1/33	2,300,000	2,461,552
5.625% 5/1/20	160,000	170,877
6.6% 2/1/09	150,000	160,716
6.6% 2/1/10	2,190,000	2,395,575
6.75% 8/1/10	500,000	554,175
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,274,761
California Pub. Works Board Lease Rev.:
Series 2005 A, 5.25% 6/1/30	1,200,000	1,242,888
Series 2005 H, 5% 6/1/18	1,000,000	1,033,880
Series 2005 K, 5% 11/1/16	1,300,000	1,356,927
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,066,990
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	300,000	293,310
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	1,000,000	985,880
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	202,050
5% 1/15/16 (MBIA Insured)	200,000	208,882
5.75% 1/15/40	300,000	303,729
Golden State Tobacco Securitization Corp. Series A:
5% 6/1/35 (FGIC Insured)	1,200,000	1,226,484
5% 6/1/45	3,200,000	3,228,448
5% 6/1/45 (FGIC Insured)	1,000,000	1,015,270
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	510,985
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,274,738
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/09 (AMBAC Insured) (b)	1,000,000	1,035,230
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	1,000,000	1,148,890
		48,837,472
Colorado - 2.1%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,873,970
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (d)	$ 1,000,000	$ 458,840
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,885,140
Dawson Ridge Metropolitan District # 1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (d)	1,000,000	454,210
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,000,000	1,086,530
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	1,032,299
El Paso County School District #49, Falcon 5.5% 12/1/21 (Pre-Refunded to 12/1/11 @ 100) (d)	1,500,000	1,628,610
		8,419,599
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,675,833
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	769,860
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	214,098
		2,659,791
Florida - 2.8%
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series B, 6.375% 7/1/08	2,305,000	2,429,332
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/16	800,000	825,080
3.95%, tender 9/1/12 (c)	1,000,000	973,180
5%, tender 11/16/09 (c)	1,000,000	1,030,660
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	3,000,000	2,988,690
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,732,997
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	211,274
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,000,000	1,025,740
		11,216,953
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 1.8%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	$ 1,700,000	$ 1,734,187
5% 11/1/43 (FSA Insured)	1,280,000	1,300,365
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,578,000
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (d)	4,045,000	1,924,045
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	1,500,000	713,490
		7,250,087
Illinois - 11.4%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (FGIC Insured)	3,000,000	3,131,220
Chicago Board of Ed. (Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (MBIA Insured)	1,000,000	1,063,400
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	321,040
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,040,000	1,053,135
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,200,000	1,260,084
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000,000	1,050,150
5.25% 1/1/33 (MBIA Insured)	490,000	507,415
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (d)	10,000	10,729
Chicago Motor Fuel Tax Rev. 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,058,780
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago Transit Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured)	3,000,000	3,194,280
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	600,000	600,366
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (d)	1,495,000	1,599,336
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	500,000	513,725
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,438,430
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to Maturity) (d)	1,700,000	738,446
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,087,230
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.) 5.65% 10/1/13 (Pre-Refunded to 10/1/07 @ 102) (d)	$ 100,000	$ 104,694
Illinois Gen. Oblig.:
First Series, 5.375% 7/1/11 (MBIA Insured)	1,500,000	1,611,150
Series 2006, 5.5% 1/1/31	1,000,000	1,146,370
5.5% 4/1/17 (MBIA Insured)	400,000	422,696
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,046,030
5.6% 4/1/21 (MBIA Insured)	400,000	422,352
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,918,646
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,286,496
5% 6/15/30 (FSA Insured)	3,000,000	3,074,910
6% 6/15/20	300,000	323,850
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	614,746
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,208,987
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (d)	1,000,000	1,084,220
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (d)	1,445,000	1,586,755
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,091,720
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,522,822
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,524,220
0% 6/15/16 (FGIC Insured)	1,000,000	633,100
0% 12/15/16 (MBIA Insured)	1,935,000	1,195,191
		45,446,721
Indiana - 5.6%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,214,681
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (d)	685,000	743,040
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (FGIC Insured)	1,225,000	1,280,983
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp. 5.5% 1/15/19 (Pre-Refunded to 7/15/11 @ 100) (d)	$ 1,075,000	$ 1,161,484
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,045,860
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	1,500,000	1,811,055
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5% 2/15/30 (Pre-Refunded to 8/15/10 @ 101.5) (d)	1,000,000	1,083,460
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	1,000,000	601,620
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A:
5% 1/1/09 (MBIA Insured)	2,000,000	2,060,100
5.5% 1/1/16 (MBIA Insured)	1,005,000	1,103,631
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,748,403
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,172,680
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (MBIA Insured)	1,000,000	1,057,470
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	1,000,000	1,005,490
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,000,000	1,059,340
		22,149,297
Iowa - 0.8%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (d)	2,800,000	2,974,636
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,007,830
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	686,101
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	233,532
		1,927,463
Kentucky - 0.3%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	788,993
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	530,270
		1,319,263
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - 0.2%
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	$ 825,000	$ 856,086
Maine - 1.4%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (d)	4,025,000	4,374,843
5.25% 7/1/30 (FSA Insured)	1,000,000	1,055,590
		5,430,433
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	2,104,100
Massachusetts - 4.9%
Massachusetts Bay Trans. Auth. Series A:
5% 7/1/31	1,000,000	1,031,830
7% 3/1/09	1,000,000	1,084,120
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	2,610,000	2,726,302
Series 2000 A, 5.75% 6/15/13	1,000,000	1,074,800
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	1,100,000	1,167,683
Series 2005 A, 5% 3/1/23 (FSA Insured)	1,500,000	1,562,925
Series 2005 C, 5.25% 9/1/23	1,400,000	1,494,570
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (d)	1,100,000	1,182,291
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to Maturity) (d)	200,000	203,372
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	3,000,000	3,133,440
5% 8/15/30 (FSA Insured)	2,500,000	2,590,000
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,125,721
		19,377,054
Michigan - 1.9%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (Pre-Refunded to 3/1/10 @ 100) (d)	20,000	21,450
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (d)	375,000	395,790
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (d)	$ 150,000	$ 161,576
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	50,000	52,128
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,454,260
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,176,978
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	1,200,000	454,260
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,055,660
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,637,449
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (d)	160,000	168,416
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,042,660
		7,620,627
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2001 C, 5.25% 1/1/32 (FGIC Insured)	1,000,000	1,037,540
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	714,770
		1,752,310
Missouri - 0.6%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,048,470
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	500,000	538,790
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	808,238
		2,395,498
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	700,000	717,738
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,031,510
		1,749,248
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.1%
Omaha Gen. Oblig. 5.75% 12/1/14	$ 380,000	$ 413,550
Nevada - 0.9%
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	524,355
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,055,710
Clark County School District Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	200,000	215,514
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	530,180
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	1,000,000	1,046,060
		3,371,819
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,077,410
New Jersey - 2.7%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,000,000	1,118,270
Series 2005 O:
5.25% 3/1/23	1,000,000	1,053,330
5.25% 3/1/26	600,000	629,328
Series O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,066,080
5.25% 3/1/25	800,000	840,288
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	521,385
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	437,776
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	1,275,000	1,273,062
6.125% 6/1/24	1,600,000	1,723,872
6.125% 6/1/42	700,000	734,692
6.375% 6/1/32	900,000	977,985
6.75% 6/1/39	400,000	445,820
		10,821,888
Municipal Bonds - continued
	Principal Amount	Value
New York - 7.2%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	$ 600,000	$ 659,292
5.75% 5/1/21 (FSA Insured)	500,000	542,070
Series 2004, 5.75% 5/1/24 (FSA Insured)	2,225,000	2,477,916
Long Island Pwr. Auth. Elec. Sys. Rev. 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,038,480
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (d)	25,000	26,812
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (d)	10,000	10,688
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	1,700,000	1,853,221
Series F, 5.25% 11/15/27 (MBIA Insured)	200,000	212,122
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (d)	35,000	36,957
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	200,000	209,732
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	400,000	435,952
Series 2005 C, 5% 8/1/11	1,000,000	1,049,720
Series 2005 G:
5% 8/1/15	2,800,000	2,943,668
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,183,660
Series C:
5.75% 3/15/27 (FSA Insured)	125,000	135,245
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	375,000	413,528
Subseries 2005 F1, 5.25% 9/1/14	700,000	748,622
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	207,584
Series A, 6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	1,000,000	1,111,530
New York State Dorm. Auth. Revs. (City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,081,440
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,066,570
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	328,031
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	$ 1,000,000	$ 1,032,320
Series A, 5.75% 2/15/16	5,000	5,360
Series B, 5.25% 2/1/29 (a)	1,000,000	1,058,790
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,065,960
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	1,000,000	1,073,780
Series A1:
5.5% 6/1/14	700,000	731,752
5.5% 6/1/16	1,800,000	1,900,602
Series C1:
5.5% 6/1/15	885,000	934,799
5.5% 6/1/17	700,000	744,492
Tsasc, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (d)	1,000,000	1,074,580
		28,395,275
North Carolina - 2.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,919,394
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,179,719
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,000,000	1,025,820
5.125% 7/1/42	1,600,000	1,647,904
5.25% 7/1/42	500,000	521,230
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	636,060
Series B, 6.125% 1/1/09	120,000	126,121
Series D, 5.375% 1/1/10	550,000	574,723
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series B, 6.25% 1/1/07	750,000	761,738
		8,392,709
Ohio - 0.4%
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	1,295,000	1,395,945
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,090,420
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.7%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	$ 1,500,000	$ 1,631,220
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,115,360
		2,746,580
Pennsylvania - 2.8%
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,317,720
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,074,670
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,085,250
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,085,990
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2001, 5.5% 7/15/33 (Pre-Refunded to 7/15/11 @ 101) (d)	1,000,000	1,088,680
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	1,000,000	1,025,250
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,053,270
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	450,000	467,204
Tredyffrin-Easttown School District 5.5% 2/15/17 (Pre-Refunded to 8/15/10 @ 100) (d)	1,520,000	1,627,373
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,282,175
		11,107,582
Puerto Rico - 0.7%
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	280,000	299,172
Series C, 5.5% 7/1/20 (FGIC Insured)	1,000,000	1,118,320
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,461,978
		2,879,470
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	$ 1,000,000	$ 1,053,460
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,491,033
		2,544,493
South Carolina - 1.8%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,936,028
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,620,568
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,193,005
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	486,136
		7,235,737
Tennessee - 1.6%
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,353,693
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,542,648
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A, 6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (d)	100,000	108,291
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	370,000	423,014
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	630,000	720,266
		6,147,912
Texas - 17.7%
Abilene Independent School District 5% 2/15/13	2,145,000	2,268,595
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,138,840
Austin Independent School District 5.25% 8/1/14 (b)	1,000,000	1,078,250
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/19 (FSA Insured)	1,640,000	1,743,861
Boerne Independent School District 5.25% 2/1/35	1,200,000	1,253,904
Comal Independent School District 0% 2/1/16	2,235,000	1,441,731
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,177,891
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Denton County Lewisville Independent School District 5.25% 8/15/27	$ 1,000,000	$ 1,042,700
East Central Independent School District 5.625% 8/15/17 (e)	1,035,000	1,126,359
Garland Independent School District 5.5% 2/15/19	515,000	542,207
Grand Prairie Independent School District 3.05%, tender 7/31/07 (Liquidity Facility Dexia Cr. Local de France) (c)	4,000,000	3,993,440
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,200,000	1,252,188
0% 10/1/13 (MBIA Insured)	2,000,000	1,462,320
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	1,375,000	1,483,804
5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (d)	1,235,000	1,359,710
Hidalgo County Gen. Oblig. 5.75% 8/15/17 (Pre-Refunded to 8/15/11 @ 100) (d)	1,535,000	1,674,654
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	1,500,000	1,593,060
5.5% 7/1/30 (FSA Insured)	600,000	631,098
La Joya Independent School District 5.75% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (d)	600,000	643,014
Lewisville Independent School District 0% 8/15/18	1,025,000	580,683
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	1,260,000	1,323,869
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (d)	1,000,000	1,101,510
Magnolia Independent School District 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,374,243
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,770,384
McAllen Independent School District:
5% 2/15/15	2,000,000	2,116,400
5% 2/15/16	2,610,000	2,750,131
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,182,070
Mercedes Independent School District Series 2000, 5.625% 8/15/15 (Pre-Refunded to 8/15/10 @ 100) (d)	275,000	295,776
Mesquite Independent School District 3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	500,000	500,000
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
New Braunfels Independent School District 6% 2/1/09	$ 725,000	$ 767,891
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,233,014
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	806,603
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (d)	200,000	215,228
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	3,120,000	3,295,250
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (c)	1,000,000	996,790
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (d)	3,000,000	3,220,800
San Antonio Independent School District 5.5% 8/15/24 (Pre-Refunded to 8/15/09 @ 100) (d)	1,000,000	1,055,430
San Marcos Consolidated Independent School District:
5% 8/1/13	1,090,000	1,156,490
5.125% 8/1/29	1,100,000	1,146,068
Socorro Independent School District 5.375% 8/15/18	1,000,000	1,060,930
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	500,000	512,890
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,553,526
0% 9/1/16 (Escrowed to Maturity) (d)	15,000	9,483
0% 9/1/16 (MBIA Insured)	2,390,000	1,504,816
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (Pre-Refunded to 2/1/10 @ 100) (d)	150,000	159,351
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,117,500
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,994,419
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,330,938
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,050,300
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,058,900
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	105,353
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (d)	175,000	192,245
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (d)	1,500,000	545,100
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
White Settlement Independent School District 5.75% 8/15/34	$ 1,150,000	$ 1,249,452
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,321
Willis Independent School District 5% 2/15/13	1,040,000	1,099,925
		70,346,705
Utah - 1.1%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,207,754
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,336,902
		4,544,656
Vermont - 0.5%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (AMBAC Insured)	1,200,000	1,300,152
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	300,000	327,996
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	216,082
		1,844,230
Washington - 4.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/28 (MBIA Insured)	1,200,000	405,948
0% 6/1/29 (MBIA Insured)	1,000,000	320,640
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (FSA Insured)	1,570,000	1,685,866
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,057,920
Series B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,217,540
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,139,424
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (d)	1,000,000	1,064,690
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,053,050
Series C, 5.25% 1/1/26 (FSA Insured)	500,000	525,225
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,866,883
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	$ 3,000,000	$ 3,127,260
5.4% 7/1/12 (FSA Insured)	1,000,000	1,077,990
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,060,360
		16,602,796
Wisconsin - 1.5%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	648,124
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,061,780
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	522,985
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,060,930
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	1,050,240
6.25% 8/15/22	500,000	541,045
Series A, 5.375% 2/15/34	1,000,000	1,017,810
		5,902,914
Wyoming - 0.5%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (d)	1,800,000	2,050,686
TOTAL MUNICIPAL BONDS (Cost $389,979,901)		391,638,878
Municipal Notes - 0.3%
	Principal Amount	Value
New Jersey - 0.3%
Jersey City Gen. Oblig. BAN Series A, 4.5% 2/23/07 (Cost $1,058,729)	$ 1,050,000	$ 1,056,804
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $391,038,630)		392,695,682
NET OTHER ASSETS - 1.1%		4,267,664
NET ASSETS - 100%		$ 396,963,346
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,126,359 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $391,041,617. Net unrealized appreciation aggregated $1,654,065, of which $5,702,755 related to appreciated investment securities and $4,048,690 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Holdings Report

for

Fidelity ® Utilities Fund

April 30, 2006

1.800364.102

UIF-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Media - 8.2%
Cablevision Systems Corp. - NY Group Class A	218,000	$ 4,419
Comcast Corp. Class A (a)	2,556,800	79,133
		83,552
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Kinder Morgan, Inc.	113,200	9,964
INDUSTRIALS - 4.1%
Commercial Services & Supplies - 4.1%
Allied Waste Industries, Inc. (a)	579,100	8,200
Waste Management, Inc.	887,300	33,238
		41,438
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Instruments - 1.1%
Itron, Inc. (a)	167,300	11,217
MATERIALS - 0.3%
Chemicals - 0.3%
Zoltek Companies, Inc. (a)(d)	102,500	2,613
TELECOMMUNICATION SERVICES - 39.9%
Diversified Telecommunication Services - 26.1%
AT&T, Inc.	4,149,383	108,756
BellSouth Corp.	1,956,500	66,091
Level 3 Communications, Inc. (a)	904,900	4,886
NTELOS Holding Corp.	132,450	1,853
Valor Communications Group, Inc.	209,600	2,735
Verizon Communications, Inc.	2,429,505	80,247
		264,568
Wireless Telecommunication Services - 13.8%
ALLTEL Corp.	402,600	25,915
Dobson Communications Corp. Class A (a)	381,900	3,437
Leap Wireless International, Inc. (a)	122,000	5,606
NII Holdings, Inc. (a)	215,800	12,926
Sprint Nextel Corp.	3,455,801	85,704
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	116,100	$ 4,551
Ubiquitel, Inc. (a)	105,700	1,095
		139,234
TOTAL TELECOMMUNICATION SERVICES		403,802
UTILITIES - 44.8%
Electric Utilities - 15.6%
Allegheny Energy, Inc. (a)	174,600	6,221
Edison International	675,500	27,297
Entergy Corp.	345,800	24,185
Exelon Corp.	882,200	47,639
FirstEnergy Corp.	355,500	18,027
FPL Group, Inc.	458,200	18,145
PPL Corp.	579,900	16,840
		158,354
Gas Utilities - 0.5%
Southern Union Co.	218,200	5,656
Independent Power Producers & Energy Traders - 13.5%
AES Corp. (a)	3,940,284	66,867
Constellation Energy Group, Inc.	208,600	11,456
Mirant Corp. (a)	757,200	18,597
Ormat Technologies, Inc.	109,900	3,760
TXU Corp.	723,200	35,892
		136,572
Multi-Utilities - 15.2%
CMS Energy Corp. (a)	534,800	7,124
Dominion Resources, Inc. (d)	407,700	30,524
Duke Energy Corp. (d)	1,117,392	32,538
PG&E Corp.	370,900	14,777
Public Service Enterprise Group, Inc.	772,700	48,448
Sempra Energy	436,300	20,079
		153,490
TOTAL UTILITIES		454,072
TOTAL COMMON STOCKS (Cost $1,019,542)		1,006,658
Money Market Funds - 2.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.8% (b)	14,238,528	$ 14,239
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	13,998,275	13,998
TOTAL MONEY MARKET FUNDS (Cost $28,237)		28,237
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,047,779)		1,034,895
NET OTHER ASSETS - (2.2)%		(22,576)
NET ASSETS - 100%		$ 1,012,319
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 239
Fidelity Securities Lending Cash Central Fund	57
Total	$ 296
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,073,056,000. Net unrealized depreciation aggregated $38,161,000, of which $61,662,000 related to appreciated investment securities and $99,823,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006